Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets and liabilities
Summary of classification of financial instruments

	2022
			Financial
	Fair value	Financial	liabilities
	through	assets at	at
	profit or	amortized	amortized
	loss	cost	cost
	$	$	$

Cash	—	46,517	—
Trade and other receivables	—	6,344	—
Accounts payable and accrued liabilities	—	—	2,033
Lease liabilities	—	—	1,056
Derivative financial instrument	563	—	—
Long-term debt	—	—	7,174
	563	52,861	10,263

	2021
			Financial
	Fair value	Financial	liabilities
	through	assets at	at
	profit or	amortized	amortized
	loss	cost	cost
	$	$	$

Cash	—	67,152	—
Trade and other receivables	—	5,034	—
Accounts payable and accrued liabilities	—	—	3,180
Lease liabilities	—	—	1,377
Derivative financial instrument	161	—	—
	161	72,186	4,557

Summary of financial instruments denominated in foreign currencies

	2022
	US		Canadian	Chinese
	dollars	Euro	dollars	renminbi	Total
	$	$	$	$	$

Cash	32,897	365	13,214	41	46,517
Trade and other receivables	1,118	1,074	4,152	—	6,344
Accounts payable and accrued liabilities	(288)	(521)	(1,208)	(16)	(2,033)
Derivative financial instrument	—	—	(563)	—	(563)
Lease liabilities	—	—	(1,056)	—	(1,056)
Long-term debt	—	—	(7,174)	—	(7,174)

	2021
	US		Canadian	Chinese
	dollars	Euro	dollars	renminbi	Total
	$	$	$	$	$

Cash	47,765	1,349	17,984	54	67,152
Trade and other receivables	4,310	421	303	—	5,034
Accounts payable and accrued liabilities	(372)	(1,030)	(1,759)	(19)	(3,180)
Derivative financial instrument	—	—	(161)	—	(161)
Lease liabilities	—	—	(1,368)	(9)	(1,377)

Summary of significant contractual, undiscounted cash flows related to its financial liabilities

	2022
		Future		Between
	Carrying	cash	Less than	1 year and
	amount	flows	1 year	5 years
	$	$	$	$

Accounts payable and accrued liabilities	2,033	2,033	2,033	—
Lease liability	1,056	1,174	291	883
Long-term debt	7,174	9,324	1,134	8,190
	10,263	12,531	3,458	9,073

	2021
		Future		Between
	Carrying	cash	Less than	1 year and
	amount	flows	1 year	5 years
	$	$	$	$

Accounts payable and accrued liabilities	3,180	3,180	3,180	—
Lease liability	1,377	1,575	321	1,254
	4,557	4,755	3,501	1,254